Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014 Segment Subsidiary Location Bank	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Number of community banks acquired	4
Number of banking locations	42
Number of wholly owned bank subsidiaries	2
Cash and cash equivalents	$ 135,034,000	$ 127,034,000	$ 155,584,000	$ 222,580,000
Due from banks	124,700,000
Vault cash	10,300,000
Cash and amounts due from depository institutions	14,403,000	13,102,000
Number of loan portfolio segments	7
Moving average period	2 years
Goodwill, impairment loss	0	0	0
Finite-lived intangible assets, net	790,000	514,000	652,000	807,000
(Gain) expense attributable to deferred liability	(9,000)	14,000	25,000
Income tax uncertainties	0	0
Unrecognized income tax benefits	0	0
Income tax interest and penalties	0	0	0
Business combination, integration related costs	391,000
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, maturity period	3 months
Atlantic Community Bankers Bank ("ACBB") [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions	8,700,000
Cash on deposit	230,000
Federal funds sold	8,500,000
Business combination, integration related costs	391,000
Federal Home Loan Bank ( "the FHLB") of New York [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions	64,600,000
Federal Reserve ("FRB") [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions	47,500,000
U.S. Domestic Money Center Banks [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions	3,900,000
U.S. Domestic Money Center Bank 1 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions	3,600,000
U.S. Domestic Money Center Bank 2 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and amounts due from depository institutions	$ 283,000